Condensed Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Current assets
Cash	$ 7,241	$ 9,678
Amounts receivable and prepaids	6,654	6,929
Investments	24,446	6,974
Digital currencies	165,177	161,645
Total current assets	203,518	185,226
Plant and equipment	115,220	95,356
Long term receivable	2,664	2,595
Deposits, net of provision	5,714	15,917
Right of use asset	7,570	8,488
Total assets	334,686	307,582
Current liabilities
Accounts payable and accrued liabilities	19,802	10,604
Current portion of convertible loan - liability component	2,052	1,679
Current portion of lease liability	2,873	2,525
Term loan	4,631	5,608
Current portion of loans payable	1,492	2,788
Current income tax liability	5,779	4,148
Total current liabilities	36,629	27,352
Convertible loan - liability component	741	1,875
Convertible loan - derivative component	32	120
Loans payable	11,185	10,400
Lease liability	4,878	5,728
Deferred tax liability	1,690	2,415
Total liabilities	55,155	47,890
Equity
Share capital	535,607	499,208
Equity reserve	26,989	24,741
Accumulated other comprehensive income	69,211	83,614
Accumulated deficit	(352,276)	(347,871)
Total equity	279,531	259,692
Total liabilities and equity	$ 334,686	$ 307,582